ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued expenses and other current liabilities

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Accrued marketing expansion expenses (1)	1,026,243	1,521,021
Accrued payroll and social insurance	795,689	762,781
Taxes payable	23,652	88,050
Other accrued expenses (2)	206,004	418,287
Total accrued expenses and other current liabilities	2,051,588	2,790,139

(1)	Accrued marketing expansion expenses as of December 31, 2024 and June 30, 2025 primarily related to expenses incurred for expanding into markets including North America, Singapore, and Taiwan, China.

(2)	Other accrued expenses as of December 31, 2024 and June 30, 2025 mainly included payable rental fees, legal fees and expenses paid by employees on behalf of the company, such as travel expenses, payable miscellaneous expenses such as utilities and office expenses for daily operations.